Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from operating activities
Net loss	$ (18,632,761)	$ (7,377,976)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on PPP note forgiveness	(368,780)
Loss on debt extinguishment	1,321,450
Stock-based compensation expense	4,031,902	1,227,578
Depreciation and amortization	117,490	111,015
Accrued interest	666,338
Shares issued for services	395,950	68,880
Amortization of lease right-of-use asset	79,431	70,826
Change in lease liability	(125,040)	38,905
Amortization of debt issuance costs	1,833,618	12,253
Other	274	1,004
Changes in assets and liabilities:
Other assets and prepaid expenses	65,652	25,600
Accounts payable and accrued expenses	354,948	(86,747)
Net cash used in operating activities	(10,259,528)	(5,908,662)
Cash flows from investing activities
Purchases of property and equipment	(54,764)	(109,669)
Net cash used in investing activities	(54,764)	(109,669)
Cash flows from financing activities
Proceeds from private placements, net of issuance costs	250,000	1,785,882
Proceeds from issuance of convertible notes, net of placement fees	4,137,199	2,210,000
Proceeds from issuance of promissory note	2,100,000
Repayment of promissory note	(2,100,000)
Proceeds from issuance of PPP note payable		368,780
Proceeds from issuance of common stock upon public offering, net of issuance costs	13,535,000
Net cash provided by financing activities	17,922,199	4,364,662
Net increase (decrease) in cash and cash equivalents	7,607,907	(1,653,669)
Cash and cash equivalents, at beginning of year	1,468,465	3,122,134
Cash and cash equivalents, at end of year	9,076,372	1,468,465
Noncash investing and financing activities:
Fair value of detachable warrants issued with convertible notes	3,700,632
Conversion of convertible notes and accrued interest into common stock	7,253,876
Cash paid for:
Income taxes	1,600	1,600
Interest paid	$ 252,000